Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended
	May 05, 2026	Mar. 26, 2026	Feb. 06, 2026	Apr. 30, 2026	Jan. 31, 2026	Mar. 31, 2026	Apr. 25, 2026	Apr. 24, 2026	Apr. 09, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2024
Preferred stock, par value						$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares authorized						200,000,000				200,000,000	200,000,000
Preferred stock, shares authorized						500,000				500,000	500,000
Eos SENOLYTIXS Inc [Member]
Business acquisition, description			Pursuant to the Agreement, the Company, its affiliates or any sublicensees will pay SENOTHERAPEUTIX milestone payments upon the achievement of certain development, regulatory and commercial milestones of a product developed by the Company. The Agreement provides that the Company will pay up to $40 million in development and regulatory milestones and up to $75 million in commercial milestones.
Preferred stock, par value						$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized						2,000,000				2,000,000	2,000,000	1,000
Eos SENOLYTIXS Inc [Member] | Board of Directors Chairman [Member]
Stock option grant in period, shares					129,412	35,292
Exercise price, per share					$ 0.01	$ 17
Stock option grant in period, description						These stock options will vest over a four-year period, with 25% vesting on the first anniversary of the grant and the remaining 75% will vest monthly over the following 36 months
Eos SENOLYTIXS Inc [Member] | Common Class A [Member]
Common stock, shares authorized						10,000,000				10,000,000	10,000,000	6,000,000
Eos SENOLYTIXS Inc [Member] | Common Class B [Member]
Common stock, shares authorized						1,000,000				1,000,000	1,000,000	1,000,000
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member]
Business acquisition, description			Pursuant to the Agreement, the Company, its affiliates or any sublicensees will pay SENOTHERAPEUTIX milestone payments upon the achievement of certain development, regulatory and commercial milestones of a product developed by the Company. The Agreement provides that the Company will pay up to $40 million in development and regulatory milestones and up to $75 million in commercial milestones
Merger agreements description		In connection with the Merger, the Company and Pulmatrix have entered into definitive agreements for concurrent private financings of $19 million in aggregate gross proceeds (the “Financings”), including a $1 million investment in Pulmatrix (the “Pulmatrix Investment”) from RCM Eos PIPE HOLDINGS LLC, a related party of Eos due to common control and a bridge component for the Company from RCM Eos Holdings, LLC, a related party of Eos due to common control both managed by Rapha Capital Management, LLC, a related party of Eos due to common control. The proceeds are expected to support advancement of the Company’s proprietary MitoXcel™ platform, including its lead clinical candidate, PTC-2105, for sarcopenia and sarcopenic obesity. The proposed Merger has been unanimously approved by the boards of directors of both companies and is currently expected to close in the third quarter of 2026, subject to customary closing conditions, including approval by the stockholders of each company and the effectiveness of a registration statement on Form S-4 filed with the U.S. Securities and Exchange Commission. Following the closing of the proposed Merger and payment of all placement and M&A advisory fees, the pre-Merger Pulmatrix stockholders are expected to own approximately 6% of the combined company, while pre-Merger Eos stockholders, including investors participating in the Financings and holders of shares issued in payment of placement agent and M&A advisory fees, are expected to own approximately 94%.
Financing fees	$ 1,500,000								$ 1,000,000
Exchange fees	$ 2,500,000
Convertible notes, description	the Company expects to issue convertible notes to RCM Eos Holdings, LLC which will pay 8% interest annually, will have maturity date of 18 months following issuance of the notes and are convertible into common stock at a conversion price of $17 per share.
Preferred stock, par value							$ 0.00001
Purchase price, per share							$ 17.00
Other commitment							$ 250,000
Subsequent event, description		Upon execution of a subscription agreement, each Investor shall fund 20% of its Commitment in exchange for the applicable amount of Series A Preferred Stock. The balance of each Investor’s Commitment shall be funded to the Company no later than (i) 30 days after the declared effective date of the registration statement on Form S-4 filed in connection with the Merger, with written notice by the Company to the Investor of such effective date, or (ii) 35 days prior to the consummation of certain Liquidity Events, as defined in the Offering with written notice by the Company to the Investor of the anticipated consummation date of such Liquidity Event. The Company may continue to accept new Investors for the financing contemplated by this Memorandum until the earliest to occur of (a) 12 months from the date of the first closing hereunder, (b) the consummation of the Merger, or (c) the consummation of a Liquidity Event.
Shares authorized								13,000,000
Preferred stock, shares authorized								2,000,000
Agreements description				In April 2026, the Company entered into a license agreement (the “License”) with K2 Biolabs, Inc., (“K2”) under which the Company will license a combination of common and dedicated office and laboratory space at K2’s premises in Houston, TX. The initial License term is approximately 13 months, commencing on April 1, 2026, and may be automatically extended at the end of the initial term or any other extension term for a 12-month period. Monthly license payments are $83,042 (plus any applicable taxes), which are subject to a 4% annual increase each year. The Company may terminate the License for convenience, and without penalty, with 60 days’ written notice prior to the License expiration date. If the Company terminates the License during the initial term or any extension term, the Company will be subject to a termination fee ranging from 10% to 80% of the remaining License term, depending on how much advance notice the Company provides to K2 prior to the then current License termination date.
License payments				$ 83,042
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | License Agreement [Member]
Agreements description				In April 2026, the Company entered into a license agreement (the “License”) with K2 Biolabs, Inc., (“K2”) under which the Company will license a combination of common and dedicated office and laboratory space at K2’s premises in Houston, TX. The initial License term is approximately 13 months, commencing on April 1, 2026, and may be automatically extended at the end of the initial term or any other extension term for a 12-month period. Monthly license payments are $83,042 (plus any applicable taxes), which are subject to a 4% annual increase each year. The Company may terminate the License for convenience, and without penalty, with 60 days’ written notice prior to the License expiration date. If the Company terminates the License during the initial term or any extension term, the Company will be subject to a termination fee ranging from 10% to 80% of the remaining License term, depending on how much advance notice the Company provides to K2 prior to the then current License termination date.
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | K2 Biolabs Inc [Member] | Dr. Slawin [Member]
Ownership percentage				0.33%
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | K2 Biolabs Inc [Member] | SENOTHERAPEUTIX [Member]
Ownership percentage				3.33%
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | Common Class A [Member]
Common stock, shares authorized								10,000,000
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | Common Class B [Member]
Preferred stock, shares authorized								1,000,000
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized								1,900,000
Subsequent Event [Member] | Eos SENOLYTIXS Inc [Member] | Maximum [Member]
Aggregate investment cost							$ 25,000,000